RELATED PARTY DISCLOSURES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / oz	Dec. 31, 2020 USD ($)
RELATED PARTY DISCLOSURES
Compensation and benefits	$ 4,295	$ 3,632
Share-based compensation	1,554	1,532
Total compensation	5,849	5,164
Pan American | La Colorada
RELATED PARTY DISCLOSURES
Purchases from related party	$ 1,500	$ 2,300
Gold price | $ / oz	650